INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major components of tax expense (income) [Line Items]
Net currency translation losses on current and deferred tax balances	$ 52	$ 289
Corporate alternative minimum tax rate	15.00%
Proportion of ownership interest in subsidiary	100.00%
Impairment reversals (charges)	$ 457	(312)
Deferred tax expense (recovery) arising from reversal of impairment	(321)	55
Current tax expense (income) and adjustments for current tax of prior periods	1,072	680
Saudi Arabia, Peru and United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings	$ 45
Tanzania, Saudi Arabia and United States
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings		26
NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Net proceeds of minerals tax rate	5.00%
Current net proceeds of minerals tax expense (income)	$ 145	105
Dominican Republic
Disclosure of major components of tax expense (income) [Line Items]
Current net profits interest tax expense (income)	134	0
Saudi Arabia
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings	3	5
Non-current assets [Member]
Disclosure of major components of tax expense (income) [Line Items]
Impairment reversals (charges)	$ 941	$ (312)
Nevada Gold Mines
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interest in subsidiary	61.50%